Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about warrants outstanding [Table Text Block]
			Number of	Exercise
			common shares	price per
	Number of	Exercise	issuable	common share
Expiry dates	warrants	price	on exercise	(30 warrants	)

March 2018	8,240,455	$0.40	274,682	$12.00
December 2018	60,832,576	$0.28	2,027,753	$ 8.40
	69,073,031		2,302,435

Disclosure of detailed information about warrants, activity [Table Text Block]
	2017		2016

		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	warrants	price	warrants	price

Balance, beginning of year	105,187,297	$0.29	106,096,356	$0.29
Warrant amendment	(35,714,286)	0.28	-	-
Exercised	(399,980)	0.40	(909,059)	0.40
Balance, end of year	69,073,031	$0.29	105,187,297	$0.29

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	2017		2016

		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Balance, beginning of year	1,380,237	$13.38	927,834	$14.07
Granted	377,078	11.00	470,321	12.60
Forfeited	(10,000)	12.01	(12,500)	28.52
Expired	(333)	30.00	(5,418)	30.00

Balance, end of year	1,746,982	$12.87	1,380,237	$13.38

Options exercisable, end of year	845,336	$12.80	509,750	$12.18

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Stock options outstanding				Stock options exercisable

		Weighted average
		remaining
	Number	contractual life	Weighted average	Number	Weighted average
Exercise prices	outstanding	(in years)	exercise price	exercisable	exercise price

$6.36 - $9.89	547,961	7.6	$8.44	291,977	$8.23
$10.35 - $12.22	526,705	8.0	$11.26	223,794	$10.36
$13.98 - $15.30	311,125	8.4	$14.02	124,446	$14.04
$17.00 - $23.44	332,191	7.7	$20.33	186,390	$20.54
$28.05	29,000	7.4	$28.05	18,729	$28.05

	1,746,982	7.9	$12.87	845,336	$12.80

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	2017	2016
Expected option life	6 years	6 years
Risk-free interest rate	1.6%	0.7%
Dividend yield	0%	0%
Expected volatility	87%	84%

Preferred Warrants [Member]
Statement [Line Items]
Disclosure of detailed information about warrants outstanding [Table Text Block]
	Number of
	Preferred	Exercise
Expiry date	Warrants	Price

December 2018	1,190,476	$8.40
	1,190,476